UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
 (Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of May 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.9%
		Brazil: 4.9%
243,209		Cia Hering	$1,600,124	0.9
351,261		Duratex SA	859,713	0.5
753,430		EcoRodovias Infraestrutura e Logistica SA	2,144,375	1.2
206,526		Engie Brasil Energia SA	2,102,947	1.1
240,621		Totvs S.A.	2,253,068	1.2
			8,960,227	4.9

		Chile: 3.1%
94,200		Banco Santander Chile ADR	2,326,740	1.3
8,070,594		Enersis Americas SA	1,525,843	0.8
15,541,709		Enersis Chile SA	1,718,168	1.0
			5,570,751	3.1

		China: 32.9%
44,742	@	Alibaba Group Holding Ltd. ADR	5,479,105	3.0
442,500		Beijing Enterprises Holdings Ltd.	2,096,599	1.1
4,176,000		China BlueChemical Ltd.	1,058,847	0.6
7,133,000		China Construction Bank	5,887,786	3.2
479,000		China Mobile Ltd.	5,308,712	2.9
782,000		China Overseas Land & Investment Ltd.	2,346,970	1.3
4,417,200		China Petroleum & Chemical Corp.	3,618,376	2.0
926,000		China Resources Land Ltd.	2,718,735	1.5
1,204,000		China Resources Power Holdings Co.	2,482,183	1.4
481,000		China Shineway Pharmaceutical Group Ltd.	552,292	0.3
1,454,000		China State Construction International Holdings Ltd.	2,521,345	1.4
1,718,000	@	China Unicom Hong Kong Ltd.	2,466,868	1.4
2,041,171		COSCO Shipping Ports, Ltd.	2,382,904	1.3
3,958,000		Datang International Power Generation Co., Ltd.	1,446,629	0.8
1,582,000		Harbin Electric Co. Ltd.	892,537	0.5
275,000		Hengan International Group Co., Ltd.	1,928,290	1.1
7,111,592		Industrial & Commercial Bank of China	4,748,381	2.6
3,168,000		Lenovo Group Ltd.	2,071,408	1.1
4,704,500		Parkson Retail Group Ltd.	687,657	0.4
3,106,000		PetroChina Co., Ltd.	2,065,466	1.1
733,000		Shanghai Industrial Holdings Ltd.	2,288,524	1.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
941,019		Shanghai Pharmaceuticals Holding Co. Ltd.	$2,720,828	1.5
1,783,000		Zhejiang Expressway Co., Ltd.	2,089,911	1.1
			59,860,353	32.9

		Hong Kong: 1.7%
338,859		AIA Group Ltd.	2,397,615	1.3
17,170,000	@	Emperor Watch & Jewellery Ltd.	748,343	0.4
			3,145,958	1.7

		India: 6.3%
437,012		Coal India Ltd.	1,778,471	1.0
290,109		GAIL India Ltd.	1,861,739	1.0
265,796		ICICI Bank Ltd. ADR	2,636,696	1.5
797,358		NTPC Ltd.	1,980,073	1.1
514,040	@	Punjab National Bank	1,199,647	0.6
247,777		Tata Steel Ltd.	1,938,499	1.1
			11,395,125	6.3

		Indonesia: 2.0%
4,792,000		Bank Negara Indonesia Persero Tbk PT	2,354,169	1.3
1,823,000		Semen Indonesia Persero Tbk PT	1,291,622	0.7
			3,645,791	2.0

		Malaysia: 3.3%
1,291,077		Berjaya Sports Toto BHD	754,134	0.4
1,920,200		CIMB Group Holdings Bhd	2,871,577	1.6
2,848,500		IJM Corp. Bhd	2,315,987	1.3
			5,941,698	3.3

		Mexico: 2.1%
2,124,213		Grupo Financiero Santander Mexico SAB de CV	3,889,340	2.1

		Russia: 6.1%
613,098		Gazprom PJSC - SPON ADR	2,550,488	1.4
24,241	@	Lukoil OAO	1,176,367	0.6
30,913		Lukoil PJSC ADR	1,491,552	0.8
13,312	@	Magnit OJSC	2,159,301	1.2
216,156		MegaFon PJSC GDR	2,323,677	1.3
101,580		MMC Norilsk Nickel PJSC ADR	1,413,994	0.8
			11,115,379	6.1

		Singapore: 1.2%
1,578,000		First Resources Ltd.	2,240,903	1.2

		South Africa: 4.3%
131,468		Barclays Africa Group Ltd.	1,393,998	0.8
1,125,084		Growthpoint Properties Ltd.	2,155,003	1.2
2,005,342	@	PPC Ltd.	940,084	0.5

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of May 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
106,794		Shoprite Holdings Ltd.	$1,698,899	0.9
145,299		Standard Bank Group Ltd.	1,624,486	0.9
			7,812,470	4.3

		South Korea: 12.8%
123,717		Hite Jinro Co. Ltd.	2,673,381	1.5
9,049		Hyundai Motor Co.	1,319,121	0.7
51,637		Kangwon Land, Inc.	1,671,149	0.9
60,314		Korea Electric Power Corp.	2,307,247	1.3
75,578		KT Corp.	2,196,844	1.2
66,833		LG Display Co., Ltd.	1,942,806	1.1
6,599		POSCO	1,664,826	0.9
2,215		Samsung Electronics Co., Ltd.	4,411,623	2.4
9,830		Samsung Fire & Marine Insurance Co. Ltd.	2,566,021	1.4
59,081		Shinhan Financial Group Co., Ltd.	2,605,447	1.4
			23,358,465	12.8

		Taiwan: 9.2%
198,000		Catcher Technology Co., Ltd.	2,092,837	1.2
2,163,000		Cathay Financial Holding Co., Ltd.	3,387,529	1.9
3,894,420		CTBC Financial Holding Co. Ltd.	2,477,803	1.4
58,583		MediaTek, Inc.	447,711	0.2
139,000		Phison Electronics Corp.	1,503,883	0.8
1,046,000		Quanta Computer, Inc.	2,392,122	1.3
647,186		Taiwan Semiconductor Manufacturing Co., Ltd.	4,387,385	2.4
			16,689,270	9.2

		Turkey: 1.0%
1,998,762	@	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,729,188	1.0

		United Arab Emirates: 1.0%
907,106		Abu Dhabi Commercial Bank PJSC	1,803,442	1.0

	Total Common Stock
	(Cost $166,988,587)		167,158,360	91.9

PREFERRED STOCK: 6.7%
		Brazil: 1.8%
719,141	@	Randon SA Implementos e Participacoes	1,064,505	0.6
158,866		Telefonica Brasil SA	2,279,929	1.2
			3,344,434	1.8

		Russia: 1.8%
1,439,226	@	Sberbank of Russia	3,166,602	1.8

		South Korea: 3.1%
25,932		Hyundai Motor Co.- Series 2	2,631,602	1.5

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		South Korea: (continued)
1,911	Samsung Electronics Co., Ltd. - Pref	$2,977,225	1.6
		5,608,827	3.1

	Total Preferred Stock
	(Cost $9,025,924)	12,119,863	6.7

	Total Long-Term Investments
	(Cost $176,014,511)	179,278,223	98.6

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
2,129,270	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.680%††
	(Cost $2,129,270)	2,129,270	1.2

	Total Short-Term Investments
	(Cost $2,129,270)	2,129,270	1.2

	Total Investments in Securities (Cost $178,143,781)	$181,407,493	99.8
	Assets in Excess of Other Liabilities	351,992	0.2
	Net Assets	$181,759,485	100.0

††	Rate shown is the 7-day yield as of May 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $179,402,997.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,384,356
Gross Unrealized Depreciation	(18,379,860)
Net Unrealized Appreciation	$2,004,496

Sector Diversification	Percentage of Net Assets
Financials	26.1%
Information Technology	16.3
Industrials	9.8
Utilities	8.5
Telecommunication Services	8.0
Energy	6.9
Consumer Staples	5.9
Consumer Discretionary	5.2
Materials	5.1
Real Estate	5.0
Health Care	1.8
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Common Stock
Brazil	$8,960,227	$–	$–	$8,960,227
Chile	5,570,751	–	–	5,570,751
China	5,479,105	54,381,248	–	59,860,353
Hong Kong	–	3,145,958	–	3,145,958
India	2,636,696	8,758,429	–	11,395,125
Indonesia	–	3,645,791	–	3,645,791
Malaysia	754,134	5,187,564	–	5,941,698
Mexico	3,889,340	–	–	3,889,340
Russia	7,779,711	3,335,668	–	11,115,379
Singapore	–	2,240,903	–	2,240,903
South Africa	–	7,812,470	–	7,812,470
South Korea	–	23,358,465	–	23,358,465
Taiwan	–	16,689,270	–	16,689,270
Turkey	–	1,729,188	–	1,729,188
United Arab Emirates	–	1,803,442	–	1,803,442
Total Common Stock	35,069,964	132,088,396	–	167,158,360
Preferred Stock	3,344,434	8,775,429	–	12,119,863
Short-Term Investments	2,129,270	–	–	2,129,270
Total Investments, at fair value	$40,543,668	$140,863,825	$–	$181,407,493
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(650,969)	$–	$(650,969)
Total Liabilities	$–	$(650,969)	$–	$(650,969)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2017, the following over-the-counter written options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
447,700	BNP Paribas S.A.	Call on iShares MSCI Emerging Markets ETF	40.250	USD	06/02/17	$287,871	$(424,865)
442,900	Morgan Stanley & Co. International PLC	Call on iShares MSCI Emerging Markets ETF	41.150	USD	06/16/17	309,853	(226,104)
		Total Written OTC Options				$597,724	$(650,969)

Currency Abbreviations
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value

Equity contracts	Written options	$650,969
Total Liability Derivatives		$650,969

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Totals
Liabilities:
Written options	$424,865	$226,104	$650,969
Total Liabilities	$424,865	$226,104	$650,969

Net OTC derivative instruments by counterparty, at fair value	$(424,865)	$(226,104)	(650,969)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$226,104	$226,104

Net Exposure(1)(2)	$(424,865)	$-	$(424,865)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At May 31, 2017, the Fund had pledged $300,000 in cash collateral to Morgan Stanley & Co. International PLC. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017